Insurance - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure Of Other Movements In Insurance Liabilities [line items]
Other insurance liabilities	$ 325	$ 211
Increase Decrease of due to business growth	$ 114	$ 1
Ontario [member]
Disclosure Of Other Movements In Insurance Liabilities [line items]
Percentage of net written premiums	52.30%	53.90%
Western Provinces [member]
Disclosure Of Other Movements In Insurance Liabilities [line items]
Percentage of net written premiums	31.70%	31.20%
Atlantic Provinces [member]
Disclosure Of Other Movements In Insurance Liabilities [line items]
Percentage of net written premiums	9.40%	8.80%
Quebec [member]
Disclosure Of Other Movements In Insurance Liabilities [line items]
Percentage of net written premiums	6.60%	6.10%
Automobile policies [member]
Disclosure Of Other Movements In Insurance Liabilities [line items]
Percentage of net written premiums	66.30%	66.00%
Residential [member]
Disclosure Of Other Movements In Insurance Liabilities [line items]
Percentage of net written premiums	33.30%	33.50%